Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SM. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share	₩ 1,887	₩ 2,960
Number of shares	22,033,898	22,033,898
Market value	₩ 41,578	₩ 65,220
Konan Technology Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 32,600	₩ 28,250
Number of shares	2,359,160	1,179,580
Market value	₩ 76,909	₩ 33,323